Note 5 - Common Stock Purchase Options: Schedule of Share-based Compensation, Activity (Tables)	9 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Share-based Compensation, Activity

	2013	2012
Unexercised options, beginning of year	1,805,000	1,010,000
Stock options issued during the nine months ended December 31,	1,483,000	820,000
Stock options canceled	(5,000)	(25,000)
Stock options expired	-	-
Stock options exercised	(307,125)	-
Unexercised options, December 31	2,975,875	1,805,000

Exercisable options, December 31	629,375	650,000